Incentive Plans (Schedule Of Share-Based Plan Amounts Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Incentive Plans [Abstract]
Compensation charged against income before income tax benefit	$ 9,391	$ 8,416	$ 10,506
Related income tax benefitrecognized in income	$ 3,287	$ 2,946	$ 3,677